MONEY MARKET OBLIGATIONS TRUST

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000

                                     July 2, 2001


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: MONEY MARKET OBLIGATIONS TRUST (the "Trust")
            Automated Government Cash Reserves
            Automated Treasury Cash Reserves
            U.S. Treasury Cash Reserves (the "Funds")
           1933 Act File No. 33-31602
           1940 Act File No. 811-5950

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated June 30, 2001, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 52 on June 25, 2001.

     If you have any questions regarding this certification, please contact me at (412) 288-7404.

                                                Very truly yours,



                                                /s/Leslie K. Ross
                                                Leslie K. Ross
                                                Assistant Secretary